UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06087

Salomon Brothers Series Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS, INC.

SALOMON BROTHERS CASH MANAGEMENT FUND

SALOMON BROTHERS NEW YORK MUNICIPAL

MONEY MARKET FUND

FORM N-Q

MARCH 31, 2006

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedules of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Bank Notes - 2.8%
$500,000	Bank of America Corp., 4.560% due 4/3/06	$500,000

Certificates of Deposit - 2.8%
500,000	Wells Fargo Bank NA, 4.870% due 1/31/07	499,980

Certificates of Deposit (Yankee) - 24.3%
500,000	Calyon NY, 4.845% due 8/9/06	500,000
800,000	Credit Suisse First Boston NY, 4.355% due 9/28/06	800,000
	Depfa Bank PLC:
500,000	4.160% due 8/4/06	500,000
550,000	4.220% due 8/11/06	550,000
500,000	Deutsche Bank NY, 4.150% due 8/2/06	500,006
500,000	Dexia Credit Local NY, 4.590% due 4/10/06	500,000
450,000	HBOS Treasury Services NY, 4.790% due 12/27/06	450,039
500,000	Lloyds TSB Bank PLC NY, 4.630% due 5/1/06	499,991

	Total Certificates of Deposit (Yankee)	4,300,036

Commercial Paper(a)(b) - 63.1%
450,000	Albis Capital Corp., 4.940% due 5/26/06	446,754
500,000	Amstel Funding Corp., 4.901% due 8/18/06	490,895
450,000	Aquinas Funding LLC, 4.562% due 5/22/06	447,268
500,000	Atomium Funding LLC, 4.643% due 4/11/06	499,488
450,000	Berkeley Square Finance LLC, 4.836% due 4/6/06	449,819
500,000	Brahms Funding Corp., 4.665% due 4/10/06	499,549
800,000	Carmel Mountain Funding Trust, 4.952% due 4/3/06	800,000
500,000	Curzon Funding LLC, 4.634% due 4/13/06	499,361
800,000	Ebury Finance LLC, 4.922% due 4/3/06	800,000
475,000	Fenway Funding LLC, 4.849% due 4/25/06	473,598
475,000	Foxboro Funding Ltd., 4.848% due 4/24/06	473,662
460,000	Giro Balanced Funding Corp., 4.826% due 4/25/06	458,648
500,000	Ivory Funding Corp., 4.881% due 8/7/06	491,652
500,000	KKR Pacific Funding Trust, 4.651% due 4/4/06	499,936
475,000	Main Street Warehouse Funding, 4.848% due 4/24/06	473,662
450,000	Mica Funding LLC, 4.718% due 4/12/06	449,471
450,000	Nieuw Amsterdam Receivables, 4.866% due 7/31/06	442,920
500,000	Picaros Funding LLC, 4.832% due 8/3/06	492,002
450,000	Polonius Inc., 4.494% due 4/18/06	449,173
500,000	Stratford Receivables Co., LLC, 4.652% due 4/5/06	499,871
400,000	Westpac Banking Corp., 4.605% due 6/15/06	396,350
655,000	White Pine Finance LLC, 4.311% due 4/18/06	653,848

	Total Commercial Paper	11,187,927

Corporate Bond & Note - 2.8%
500,000	Premier Asset Collateralized Entity LLC, Series MTN, 4.798% due 1/25/07 (a)(c)	499,916

Municipal Bond - 1.9%
330,000	District of Columbia University Revenue, 4.830%, 4/6/06 (d)	330,000

See Notes to Schedules of Investments.

SALOMON BROTHERS CASH MANAGEMENT FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreement - 2.0%
$351,000	Interest in $95,424,000 joint tri-party repurchase agreement dated 3/31/06 with Banc of America Securities LLC, 4.750% due 4/3/06; Proceeds at maturity - $351,139; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.710% due 9/6/06 to 1/30/07; Market Value- $358,020) (Cost - $351,000)	$351,000

	TOTAL INVESTMENTS - 99.7% (Cost - $17,668,859#)	17,668,859
	Other Assets in Excess of Liabilities - 0.3%	53,769

	TOTAL NET ASSETS - 100.0%	$17,722,628

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Rate shown represents yield to maturity.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

MTN	— Medium-Term Note

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Education - 6.3%(a)
		New York State Dormitory Authority Revenue, Cornell University:
$1,755,000	A-1+	Series A, SPA-JPMorgan Chase, 3.130%, 4/6/06	$1,755,000
1,115,000	A-1+	Series B, SPA-JPMorgan Chase, 3.130%, 4/6/06	1,115,000
1,000,000	A-1	Troy, NY, IDA, Civic Facilities, Revenue, Rensselaer Polytechnic Institute, Series E, 3.170%, 4/6/06	1,000,000

		Total Education	3,870,000

Finance - 14.2%(a)
580,000	A-1+	Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured, Series A, SPA-Dexia Credit Local, 3.120%, 4/5/06	580,000
		New York City, NY, TFA:
		Future Tax Secured:
900,000	A-1+	Revenue, Series C, LIQ-Landesbank Baden-Wurttemberg, 3.120%, 4/5/06	900,000
1,500,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.110%, 4/3/06	1,500,000
350,000	A-1+	New York City Recovery Project, Revenue, Series 3, Sub-Series 3-H, SPA-Royal Bank of Canada, 3.110%, 4/3/06	350,000
		NYC Recovery:
1,000,000	A-1+	Series 1, Subordinated Series 1E, Credit Enhanced by Bayerische Landesbanken, 3.130%, 4/5/06	1,000,000
500,000	A-1+	Series 3, Subordinated Series 3-G, SPA-Bank of New York, 3.120%, 4/5/06	500,000
1,920,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 3.120%, 4/5/06	1,920,000
2,000,000	A-1+	New York State LGAC, Series B, LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.090%, 4/5/06	2,000,000

		Total Finance	8,750,000

General Obligation - 8.6%(a)
		New York City, NY, GO:
2,400,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.160%, 4/5/06	2,400,000
400,000	A-1+	Subseries F-4, LOC-Royal Bank of Scotland, 3.120%, 4/6/06	400,000
2,500,000	A-1	Puerto Rico Commonwealth, Refunding, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 3.050%, 4/5/06	2,500,000

		Total General Obligation	5,300,000

Government Facilities - 5.0%(a)
		Jay Street Development Corp., NY, Courts Facility Lease Revenue, New York City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:
2,600,000	A-1+	3.120%, 4/3/06	2,600,000
500,000	A-1+	3.150%, 4/5/06	500,000

		Total Government Facilities	3,100,000

Hospitals - 7.9%(a)
2,530,000	A-1+	Nassau Health Care Corp., New York Revenue, Sub-Series 2004-C2, FSA-Insured, SPA-Dexia Credit Local, 3.090%, 4/6/06	2,530,000
1,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services, Sub-Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.120%, 4/6/06	1,000,000
		Orange County, NY, IDA:
360,000	A-1+	Civic Facility Revenue, Horton Medical Center, West Hudson Facility Project, Series A, FSA-Insured, SPA-Bank of America, 3.150%, 4/6/06	360,000
1,000,000	A-1+	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Bank of America, 3.150%, 4/6/06	1,000,000

		Total Hospitals	4,890,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 17.0%(a)
		New York City, NY, HDC:
		MFH Rent Revenue:
$2,550,000	A-1+	First Avenue Development, Series A, FNMA-Collateralized, 3.190%, 4/5/06 (b)	$2,550,000
1,300,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 3.200%, 4/5/06 (b)	1,300,000
		MFH Revenue:
1,700,000	A-1+	Morris Avenue Apartments, Series A, HSBC Bank USA, 3.210%, 4/5/06 (b)	1,700,000
300,000	A-1	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.230%, 4/5/06 (b)	300,000
1,000,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.140%, 4/5/06	1,000,000
800,000	A-1+	Revenue, Parkgate Development Project, Series A, FNMA-Collateralized, 3.150%, 4/5/06	800,000
		New York State HFA:
1,130,000	A-1+	Revenue, Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.160%, 4/5/06	1,130,000
700,000	VMIG1(c)	Series A, SPA-FNMA, 3.190%, 4/5/06 (b)	700,000
1,000,000	VMIG1(c)	New York State Housing Finance Agency Revenue, North End Avenue Housing, Series A, LOC-Landesbank Hessen-Thuringen Grozentrele, 3.160%, 4/5/06	1,000,000

		Total Housing: Multi-Family	10,480,000

Housing: Single Family - 8.3%(a)
		New York State Housing Finance Agency:
		Revenue:
1,000,000	VMIG1(c)	10 Barclay Street, Series A, LIQ-Fannie Mae, 3.160%, 4/5/06	1,000,000
1,700,000	VMIG1(c)	188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 3.210%, 4/5/06	1,700,000
		Service Contract Revenue:
1,450,000	A-1+	Refunding, Series G, LOC-Westdeutsche Landesbank, 3.160%, 4/5/06	1,450,000
1,000,000	A-1+	Series E, LOC-BNP Paribas, 3.150%, 4/5/06	1,000,000

		Total Housing: Single Family	5,150,000

Industrial Development - 11.6%(a)
125,000	P-1(c)	Dutchess County, NY, IDA, IDR, Adams Fairacre Farms, Inc., LOC-HSBC Bank USA, 3.650%, 4/6/06 (b)	125,000
2,770,000	VMIG1(c)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank NA, 3.140%, 4/6/06	2,770,000
1,200,000	A-1+	New York City, NY, IDA Revenue, Children’s Oncology Society, LOC-Bank of New York, 3.160%, 4/5/06	1,200,000
2,830,000	A-1	Suffolk County IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA, 3.300%, 4/6/06 (b)	2,830,000
255,000	A-1+	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA, 3.300%, 4/6/06 (b)	255,000

		Total Industrial Development	7,180,000

Public Facilities - 4.4%(a)
2,000,000	A-1	New York City, NY, Trust for Cultural Resources, Museum of Broadcasting, LOC-KBC Bank NV, 3.130%, 4/5/06	2,000,000
		New York State Dormitory Authority Revenue, Metropolitan Museum of Art:
470,000	A-1+	Series A, 3.120%, 4/5/06	470,000
250,000	A-1+	Series B, 3.120%, 4/5/06	250,000

		Total Public Facilities	2,720,000

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND

Schedules of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 6.1%(a)
		Metropolitan Transportation Authority NY Revenue:
$100,000	A-1+	Refunding, Series G-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen Grozentrele, 3.140%, 4/6/06	$100,000
1,000,000	A-1+	Transportation, Subseries G-2, LOC-BNP Paribas, 3.090%, 4/3/06	1,000,000
2,700,000	A-1+	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Series F, SPA-LaSalle Bank, 3.160%, 4/6/06	2,700,000

		Total Transportation	3,800,000

Water & Sewer - 2.7%(a)
		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
200,000	A-1+	Series C, SPA-Dexia Credit Local, 3.140%, 4/3/06	200,000
1,500,000	A-1+	Series F, Sub-Series F-2, SPA-Bayerische Landesbank, 3.140%, 4/3/06	1,500,000

		Total Water & Sewer	1,700,000

Utilities - 7.6%(a)
2,000,000	A-1+	Long Island Power Authority, NY, Electric System Revenue, Series 7, Subseries 7-A, MBIA-Insured, SPA-Fortis Bank SA/NV, 3.100%, 4/5/06	2,000,000
2,675,000	A-1+	New York State Energy Research & Development Authority Revenue, Consolidated Edison Co., Sub-Series A-2, LOC-Wachovia Bank, 3.160%, 4/5/06	2,675,000

		Total Utilities	4,675,000

		TOTAL INVESTMENTS - 99.7% (Cost - $61,615,000#)	61,615,000
		Other Assets in Excess of Liabilities - 0.3%	183,527

		TOTAL NET ASSETS - 100.0%	$61,798,527

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Rating by Moody’s Investors Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definitions of rating.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority

See Notes to Schedules of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) (together the “Funds”) are separate investment funds of the Salomon Brothers Investment Series Funds, the (“Series Funds”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 30, 2006